Debt (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Net Total Debt	$ 388,198,184
Total current portion of long-term debt	35,099,656	$ 27,014,500
Non-current portion of long-term debt	341,984,589	361,227,904
Loans Payable [Member]
Total debt	388,198,184	396,464,628
Deferred Finance Fees	(11,113,938)	(8,222,224)
Net Total Debt	377,084,246	388,242,404
Current portion of long-term debt	37,687,264	29,137,825
Current portion of deferred finance fees	(2,587,607)	(2,123,325)
Total current portion of long-term debt	35,099,657	27,014,500
Non-current portion of long-term debt	341,984,589	361,227,904
First ABN Facility [Member]
Total debt	4,000,000	5,000,000
Second ABN Facility [Member]
Total debt	0	50,270,000
DVB Facility [Member]
Total debt	0	80,462,000
Joint Bank Facility [Member]
Total debt	0	212,282,628
NIBC Bank Facility [Member]
Total debt	11,015,000	11,725,000
CACIB Bank Facility [Member]
Total debt	38,300,000	36,725,000
ABN/DVB Joint Bank Facility [Member]
Total debt	186,987,050	0
Nordea/SEB Joint Bank Facility [Memebr]
Total debt	$ 147,896,134	$ 0